UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01525

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B

Northbrook, IL 60062

(Address of principal executive offices) (Zip code)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, IL 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 – June 30, 2012

Item 1.  Proxy Voting Record.

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2012 and with respect to which the Registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the Registrant cast its vote on the matter;

(h)	How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the Registrant cast its vote for or against management.

Exhibit A

PROXY VOTING RECORD

Issuer: American Express Company

Ticker Symbol:	AXP	CUSIP:	025816109

Meeting Date:	04/30/2012	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1	Directors: 1) C. Barshefsky 2) U.M. Burns 3) K.I. Chenault 4) P. Chernin 5) T.J. Leonsis 6) J. Leschly 7) R.C. Levin 8) R.A. McGinn 9) E.D. Miller 10) S.S. Reinemund 11) R.D. Walter 12) R.A. Williams	For	For	Management

2	Ratification of appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2012	For	For	Management

3	Advisory resolution to approve executive compensation	For	For	Management

4	Approval of performance goals and award limits under 2007 Incentive Compensation Plan	For	For	Management

5	Shareholder proposal relating to cumulative voting for directors	Against	Against	Shareholder

6	Shareholder proposal relating to separation of Chairman and CEO roles	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Becton, Dickinson and Company

Ticker Symbol:	BDX	CUSIP:	075887109

Meeting Date:	01/31/2012	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:

1)      Basil L. Anderson

2)      Henry P. Becton, Jr.

3)      Edward F. Degraan

4)      Vincent A. Forlenza

5)      Claire M. Fraser-Liggett

6)      Christopher Jones

7)      Marshall O. Larsen

8)      Edward J. Ludwig

9)      Adel A.F. Mahmoud

10)   Gary A. Mecklenburg

11)   James F. Orr

12)   Willard J. Overlock, Jr.

13)   Bertram L. Scott

14)   Alfred Sommer

		For	For	Management

2	Ratification of selection of independent registered public accounting firm	For	For	Management

3	Advisory vote on executive compensation	For	For	Management

4	Cumulative voting	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Caterpillar Inc.

Ticker Symbol:	CAT	CUSIP:	149123101

Meeting Date:	06/13/2012	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:

1)      David L. Calhoun

2)      Daniel M. Dickinson

3)      Eugene V. Fife

4)      Juan Gallardo

5)      David R. Goode

6)      Jesse J. Greene, Jr.

7)      Jon M. Huntsman, Jr.

8)      Peter A. Magowan

9)      Dennis A. Muilenburg

10)   Douglas R. Oberhelman

11)   William A. Osborn

12)   Charles D. Powell

13)   Edward B. Rust, Jr.

14)   Susan C. Schwab

15)   Joshua I. Smith

16)   Miles D. White

		For	For	Management

2	Ratify the appointment of independent registered public accounting firm for 2012	For	For	Management

3	Advisory vote executive compensation	For	For	Management

4	Amend Restated Certificate of Incorporation and Bylaws to provide stockholders the right to call special meetings	For	For	Management

5	Amend Bylaw advance notice provisions	For	For	Management

6	Report on political contributions and expenses	Against	Against	Shareholder

7	Director election majority vote standard	Against	Against	Shareholder

8	Review global corporate standards	Against	Against	Shareholder

9	Shareholder action by written consent	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Chevron Corporation

Ticker Symbol:	CVX	CUSIP:	166764100

Meeting Date:	05/30/2012	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1	Directors: 1) L.F. Deily 2) R.E. Denham 3) C. Hagel 4) E. Hernandez 5) G.L. Kirkland 6) C.W. Moorman 7) K.W. Sharer 8) J.G. Stumpf 9) R.D. Sugar 10) C. Ware 11) J.S. Watson	For	For	Management

2	Ratification of appointment of independent registered public accounting firm	For	For	Management

3	Advisory vote to approve named executive officer compensation	For	For	Management

4	Exclusive forum provisions	Against	Against	Shareholder

5	Independent chairman	Against	Against	Shareholder

6	Lobbying disclosure	Against	Against	Shareholder

7	Country selection guidelines	Against	Against	Shareholder

8	Hydraulic fracturing	Against	Against	Shareholder

9	Accident risk oversight	Against	Against	Shareholder

10	Special meetings	Against	Against	Shareholder

11	Independent director with environmental expertise	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Cisco Systems, Inc.

Ticker Symbol:	CSCO	CUSIP:	17275R102

Meeting Date:	12/07/2011	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1	Directors:
1)      Carol A. Bartz
2)      M. Michele Burns
3)      Michael D. Capellas
4)      Larry R. Carter
5)      John T. Chambers
6)      Brian L. Halla
7)      Dr. John L. Hennessy
8)      Richard M. Kovacevich
9)      Roderick C. McGeary
10)   Arun Sarin
11)   Steven M. West
	12) Jerry Yang	For	For	Management

2	Approval of Amendment and Restatement of the Cisco 2005 Stock Incentive Plan	For	For	Management

3	Approval, on an advisory basis, of executive compensation	For	For	Management

4	Recommendation, on an advisory basis, on the frequency of executive compensation votes	1 Year	1 Year	Management

5	Ratification of PricewaterhouseCoopers LLP as Cisco’s independent registered public accounting firm for fiscal 2012	For	For	Management

6	Approval to amend Cisco’s Bylaws to establish a board committee on environmental sustainability	Against	Against	Shareholder

7	Approval to require the board to publish internet fragmentation report to shareholders within six months	Against	Against	Shareholder

8	Approval to require that Cisco executives retain a significant percentage of stock until two years following termination	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Dominion Resources, Inc.

Ticker Symbol:	D	CUSIP:	25746U109

Meeting Date:	05/08/2012	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1	Directors:
1)      William P. Barr
2)      Peter W. Brown, M.D.
3)      Helen E. Dragas
4)      Thomas F. Farrell, II
5)      John W. Harris
6)      Robert S. Jepson, Jr.
7)      Mark J. Kington
8)      Frank S. Royal, M.D.
9)      Robert H. Spilman, Jr.
	10) David A. Wollard	For	For	Management

2	Ratification of appointment of the independent auditors for 2012	For	For	Management

3	Advisory vote on approval of executive compensation (“Say On Pay”)	For	For	Management

4	Report assessing benefits of 15% electric generation from wind and solar by 2025	Against	Against	Shareholder

5	Report on policy options to encourage installation of renewable energy generation systems	Against	Against	Shareholder

6	Report on impact of plant closures on communities	Against	Against	Shareholder

7	Report assessing use of coal obtained through mountaintop removal coal mining	Against	Against	Shareholder

8	Report on impact and risks of increased extraction and use of natural gas	Against	Against	Shareholder

9	Report on special review of nuclear safety by committee of independent directors	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Emerson Electric Co.

Ticker Symbol:	EMR	CUSIP:	291011104

Meeting Date:	02/07/2012	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1	Directors: 1) C.G. Fernandez 2) A.F. Golden 3) W.R. Johnson 4) J.B. Menzer 5) A.A. Busch, III 6) R.L. Ridgway	For	For	Management

2	Approval, non-binding advisory vote, of Emerson Electric Co. executive compensation	For	For	Management

3	Ratification of KPMG LLP as independent registered public accounting firm	For	For	Management

4	Approval of the shareholder proposal requesting the issuance of a sustainability report as described in the proxy statement	Against	Against	Shareholder

5	Approval of the shareholder proposal regarding declassification of the Board of Directors as described in the proxy statement	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Exxon Mobil Corporation

Ticker Symbol:	XOM	CUSIP:	30231G102

Meeting Date:	05/30/2012	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:

1)    M.J. Boskin

2)    P. Brabeck-Letmathe

3)    L.R. Faulkner

4)    J.S. Fishman

5)    H.H. Fore

6)    K.C. Frazier

7)    W.W. George

8)    S.J. Palmisano

9)    S.S. Reinemund

10)  R.W. Tillerson

11)  E.E. Whitacre, Jr.

		For	For	Management

2	Ratification of independent auditors (Page 61)	For	For	Management

3	Advisory vote to approve executive compensation (Page 62)	For	For	Management

4	Independent chairman (Page 64)	Against	Against	Shareholder

5	Majority vote for directors (Page 65)	Against	Against	Shareholder

6	Report on political contributions (Page 66)	Against	Against	Shareholder

7	Amendment of EEO Policy (Page 67)	Against	Against	Shareholder

8	Report on natural gas production (Page 69)	Against	Against	Shareholder

9	Greenhouse gas emissions goals (Page 71)	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: General Electric Company

Ticker Symbol:	GE	CUSIP:	369604103

Meeting Date:	04/25/2012	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:

1)    W. Geoffrey Beattie

2)    James I. Cash, Jr.

3)    Ann M. Fudge

4)    Susan Hockfield

5)    Jeffrey R. Immelt

6)    Andrea Jung

7)    Alan G. (A.G.) Lafley

8)    Robert W. Lane

9)    Ralph S. Larsen

10)  Rochelle B. Lazarus

11)  James J. Mulva

12)  Sam Nunn

13)  Roger S. Penske

14)  Robert J. Swieringa

15)  James S. Tisch

16)  Douglas A. Warner, III

		For	For	Management

2	Ratification of selection of independent registered public accounting firm	For	For	Management

3	Advisory resolution to approve executive compensation	For	For	Management

4	Approval of an amendment to the GE 2007 Long-Term Incentive Plan to increase the number of authorized shares	For	For	Management

5	Approval of the material terms of senior officer performance goals	For	For	Management

6	Cumulative voting	Against	Against	Shareholder

7	Nuclear activities	Against	Against	Shareholder

8	Independent board chairman	Against	Against	Shareholder

9	Shareholder action by written consent	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Ingersoll-Rand PLC

Ticker Symbol:	IR	CUSIP:	G47791101

Meeting Date:	06/07/2012	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1	Directors: 1) A.C. Berzin 2) J. Bruton 3) J.L. Cohon 4) G.D. Forsee 5) P.C. Godsoe 6) E.E. Hagenlocker 7) C.J. Horner 8) M.W. Lamach 9) T.E. Martin 10) R.J. Swift 11) T.L. White	For	For	Management

2	Advisory approval of the compensation of the Company’s named executive officers	For	For	Management

3	Approval of the appointment of independent auditors and authorization of the audit committee to set the auditors’ remuneration	For	For	Management

Exhibit A

PROXY VOTING RECORD

Issuer: Intel Corporation

Ticker Symbol:	INTC	CUSIP:	458140100

Meeting Date:	05/17/2012	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1	Directors: 1) Charlene Barshefsky 2) Andy D. Bryant 3) Susan L. Decker 4) John J. Donahoe 5) Reed E. Hundt 6) Paul S. Otellini 7) James D. Plummer 8) David S. Pottruck 9) Frank D. Yeary 10) David B. Yoffie	For	For	Management

2	Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm for the current year	For	For	Management

3	Advisory vote to approve executive compensation	For	For	Management

4	Shareholder proposal – Whether to hold an advisory vote on political contributions	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Johnson & Johnson

Ticker Symbol:	JNJ	CUSIP:	478160104

Meeting Date:	04/26/2012	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1	Directors:
1)      Mary Sue Coleman
2)      James G. Cullen
3)      Ian E.L. Davis
4)      Alex Gorsky
5)      Michael M. E. Johns
6)      Susan L. Lindquist
7)      Anne M. Mulcahy
8)      Leo F. Mullin
9)      William D. Perez
10)   Charles Prince
11)   David Satcher
12)   William C. Weldon
	13) Ronald A. Williams	For	For	Management

2	Advisory vote to approve named executive officer compensation	For	For	Management

3	Approval of the Company’s 2012 Long-Term Incentive Plan	For	For	Management

4	Ratification of appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for 2012	For	For	Management

5	Shareholder proposal on independent board chairman	Against	Against	Shareholder

6	Shareholder proposal on binding vote on political contributions	Against	Against	Shareholder

7	Shareholder proposal on adopting non-animal methods for training	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: JPMorgan Chase & Co.

Ticker Symbol:	JPM	CUSIP:	46625H100

Meeting Date:	05/15/2012	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1	Directors:
1)      James A. Bell
2)      Crandall C. Bowles
3)      Stephen B. Burke
4)      David M. Cote
5)      James S. Crown
6)      James Dimon
7)      Timothy P. Flynn
8)      Ellen V. Futter
9)      Laban P. Jackson, Jr.
10)   Lee R. Raymond
	11) William C. Weldon	For	For	Management

2	Appointment of independent registered public accounting firm	For	For	Management

3	Advisory resolution to approve executive compensation	For	For	Management

4	Political non-partisanship	Against	Against	Shareholder

5	Independent director as chairman	Against	Against	Shareholder

6	Loan servicing	Against	Against	Shareholder

7	Corporate political contributions report	Against	Against	Shareholder

8	Genocide-free investing	Against	Against	Shareholder

9	Shareholder action by written consent	Against	Against	Shareholder

10	Stock retention	Against	Against	Shareholdere

Exhibit A

PROXY VOTING RECORD

Issuer: Microsoft Corporation

Ticker Symbol:	MSFT	CUSIP:	594918104

Meeting Date:	11/15/2011	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1	Directors: 1) Steven A. Ballmer 2) Dina Dublon 3) William H. Gates, III 4) Raymond V. Gilmartin 5) Reed Hastings 6) Maria M. Klawe 7) David F. Marquardt 8) Charles H. Noski 9) Helmut Panke	For	For	Management

2	Advisory vote on named executive officer compensation	For	For	Management

3	Advisory vote on frequency of advisory vote on named executive officer compensation	1 Year	1 Year	Management

4	Ratification of the selection of Deloitte & Touche LLP as the Company’s independent auditor	For	For	Management

5	Establishment of a board committee on environmental sustainability	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Pepsico, Inc.

Ticker Symbol:	PEP	CUSIP:	713448108

Meeting Date:	05/02/2012	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1	Directors: 1) S.L. Brown 2) I.M. Cook 3) D. Dublon 4) V.J. Dzau 5) R.L. Hunt 6) A. Ibarguen 7) I.K. Nooyi 8) S.P. Rockefeller 9) J.J. Schiro 10) L.G. Trotter 11) D. Vasella 12) A. Weisser	For	For	Management

2	Ratify the appointment of KPMG LLP as our independent registered public accountants for fiscal year 2012	For	For	Management

3	Approval, by non-binding vote, of executive compensation	For	For	Management

4	Re-approval of the performance measures under our 2007 Long-Term Incentive Plan	For	For	Management

5	Lobbying practices report	Against	Against	Shareholder

6	Formation of risk oversight committee	Against	Against	Shareholder

7	Chairman of the Board shall be an independent director	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Stryker Corporation

Ticker Symbol:	SYK	CUSIP:	863667101

Meeting Date:	04/24/2012	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1	Directors: 1) Howard E. Cox, Jr. 2) S.M. Datar, PH.D. 3) Roch Doliveux, DVM 4) Louise L. Francesconi 5) Allan C. Golston 6) Howard L. Lance 7) William U. Parfet 8) Ronda E. Stryker	For	For	Management

2	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2012	For	For	Management

3	Approval of an amendment to the Company’s Restated Articles of Incorporation to implement a majority vote standard for uncontested elections of directors	For	For	Management

4	Re-approval of the material terms of the performance goals under the executive bonus plan	For	For	Management

5	Approval, in an advisory vote, of the Company’s named executive officer compensation	For	For	Management

Exhibit A

PROXY VOTING RECORD

Issuer: Target Corporation

Ticker Symbol:	TGT	CUSIP:	87612E106

Meeting Date:	06/13/2012	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:

1)      Roxanne S. Austin

2)      Calvin Darden

3)      Mary N. Dillon

4)      James A. Johnson

5)      Mary E. Minnick

6)      Anne M. Mulcahy

7)      Derica W. Rice

8)      Stephen W. Sanger

9)      Gregg W. Steinhafel

10)   John G. Stumpf

11)   Solomon D. Trujillo

		For	For	Management

2	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm	For	For	Management

3	Approve the Target Corporation Officer Short-Term Incentive Plan	For	For	Management

4	Approve, on an advisory basis, our executive compensation (“Say On Pay”)	For	For	Management

5	Electronics Recycling	Against	Against	Shareholder

6	Prohibiting use of corporate funds for political elections or campaigns	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: The Proctor & Gamble Company

Ticker Symbol:	PG	CUSIP:	742718109

Meeting Date:	10/11/2011	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:

1)      Angela F. Braly

2)      Kenneth I. Chenault

3)      Scott D. Cook

4)      Susan Desmond-Hellmann

5)      Robert A. McDonald

6)      W. James McNerney, Jr.

7)      Johnathan A. Rodgers

8)      Margaret C. Whitman

9)      Mary A. Wilderotter

10)   Patricia A. Woertz

11)   Ernesto Zedillo

		For	For	Management

2	Ratify appointment of the independent registered public accounting firm Page 65 of Proxy Statement)	For	For	Management

3	Approve the Company’s Say On Pay Vote (Pages 65 - 66 of Proxy Statement)	For	For	Management

4	Recommend the frequency of the Say On Pay vote (Pages 66 - 67 of Proxy Statement)	1 Year	1 Year	Management

5	Amend the Company’s Amended Articles of Incorporation (Page 67 of Proxy Statement)	For	For	Management

6	Cumulative voting (Page 68 of Proxy Statement)	Against	Against	Shareholder

7	Animal testing (Pages 69 - 70 of Proxy Statement)	Against	Against	Shareholder

8	Electioneering contributions (Pages 70 - 72 of Proxy Statement)	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Wal-Mart Stores, Inc.

Ticker Symbol:	WMT	CUSIP:	931142103

Meeting Date:	06/01/2012	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:

1)      Aida M. Alvarez

2)      James W. Breyer

3)      M. Michele Burns

4)      James I. Cash, Jr.

5)      Roger C. Corbett

6)      Douglas N. Daft

7)      Michael T. Duke

8)      Marissa A. Mayer

9)      Gregory B. Penner

10)   Steven S. Reinemund

11)   H. Lee Scott, Jr.

12)   Arne M. Sorenson

13)   Jim C. Walton

14)   S. Robson Walton

15)   Christopher J. Williams

16)   Linda S. Wolf

		For	For	Management

2	Ratification of Ernst & Young LLP as independent accountants	For	For	Management

3	Advisory vote to approve named executive officer compensation	For	For	Management

4	Political contributions report	Against	Against	Shareholder

5	Director nomination policy	Against	Against	Shareholder

6	Report regarding incentive compensation programs	Against	Against	Shareholder

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company Separate Account B

By:	/s/ David G. Fussell
David G. Fussell Chairman, Board of Managers Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: August 31, 2012